Inventories, net (Tables)	12 Months Ended
Dec. 31, 2016
Inventories, net
Schedule of Inventories, net
	As of December 31,
	2015	2016
	RMB	RMB
Products	20,436,275	28,778,528
Packing materials and others	103,268	130,910

Inventories, net	20,539,543	28,909,438